PROVISION FOR TAX, CIVIL AND LABOR RISKS (Details Narrative) - BRL (R$)	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Fair value	R$ 102,324	R$ 297,182
Provision For Civil Commercial And Other [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Amount of contingencies	1,619,032	1,523,987
Provision For Labor [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Amount of contingencies	315,579	197,097
Provision For Tax [Member]
DisclosureOfProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Amount of contingencies	R$ 13,187,530	R$ 12,536,528